Financing Receivable, Net - Summary of Net Recorded Investment of Financing Receivables by Credit Quality Indicator (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financing receivables credit quality indicator
Financing receivables, net		¥ 4,411,488
Installment Purchase Loans
Financing receivables credit quality indicator
Financing receivables, net	¥ 584,672	917,797
Personal Installment Loans
Financing receivables credit quality indicator
Financing receivables, net	5,067,799	3,867,236
Risk Level A | Installment Purchase Loans
Financing receivables credit quality indicator
Financing receivables, net	213,309	383,566
Risk Level A | Personal Installment Loans
Financing receivables credit quality indicator
Financing receivables, net	911,690	612,958
Risk Level B | Installment Purchase Loans
Financing receivables credit quality indicator
Financing receivables, net	142,897	262,504
Risk Level B | Personal Installment Loans
Financing receivables credit quality indicator
Financing receivables, net	970,929	760,986
Risk Level C | Installment Purchase Loans
Financing receivables credit quality indicator
Financing receivables, net	130,054	133,526
Risk Level C | Personal Installment Loans
Financing receivables credit quality indicator
Financing receivables, net	1,326,862	528,162
Risk Level D | Installment Purchase Loans
Financing receivables credit quality indicator
Financing receivables, net	89,220	84,779
Risk Level D | Personal Installment Loans
Financing receivables credit quality indicator
Financing receivables, net	1,260,173	771,854
Risk Level E | Installment Purchase Loans
Financing receivables credit quality indicator
Financing receivables, net	3,144	32,136
Risk Level E | Personal Installment Loans
Financing receivables credit quality indicator
Financing receivables, net	197,713	593,564
Risk Level F | Installment Purchase Loans
Financing receivables credit quality indicator
Financing receivables, net	6,047	20,665
Risk Level F | Personal Installment Loans
Financing receivables credit quality indicator
Financing receivables, net	357,261	378,408
Risk Level N and Others | Installment Purchase Loans
Financing receivables credit quality indicator
Financing receivables, net	1	621
Risk Level N and Others | Personal Installment Loans
Financing receivables credit quality indicator
Financing receivables, net	¥ 43,171	¥ 221,304